ACQUISITION OF BUSINESS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
		Sep. 13, 2018	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Jul. 31, 2021
Business Acquisition [Line Items]
Shares issued during period				373,489
Transaction costs						$ (1,539)
Goodwill		$ 59,402				62,896	3,777	3,406	[1]
Gain from measurement of previously held interests at acquisition date fair value	[2]					14,677
Subsequent Event [Member]
Business Acquisition [Line Items]
Shares issued during period					373,489
Road Track [Member]
Business Acquisition [Line Items]
Bussiness acquisition percentage		81.30%
Amount paid to shareholders		$ 91,700
Purchase price		113,000
Payment in cash		75,700
Additional amount paid		12,000
Remaining amount paid as bonus		4,000
Transaction costs						$ 1,500
Goodwill		$ 59,402
Percentage of previous holding		50.00%
Gain from measurement of previously held interests at acquisition date fair value		$ 14,700
Road Track [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Bussiness acquisition percentage										18.70%
Shares issued during period			373,489
Road Track [Member] | Subsequent Event [Member] | Total shares to be issued [Member]
Business Acquisition [Line Items]
Shares issued during period			300,472

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.
[2]	As a result of the acquisition described in Notes 1A, 3 the company gained control over certain companies (see Note 4.2) that previously were accounted under the equity method (JV's)and started to consolidate their financial statements. The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.